Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

Year Ended December 31, 2010	$46.2	$2.1	$0.3	$(10.1)	$0.7	$39.2

Year Ended December 31, 2009	$41.9	$7.2	$1.0	$(6.4)	$2.5	$46.2

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6

Year Ended December 31, 2010		$30.9	$33.4	$(47.2)	$(1.1)	$16.0

Year Ended December 31, 2009		$20.8	$59.9	$(50.2)	$0.4	$30.9

  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million and $27 million, respectively, of non-cash expense, net, in 2011 and 2010 and $1 million of non-cash income, net in 2009, as described in Note 14.
  Represents the effects of currency translation.